Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Property, Plant and Equipment, Useful Lives [Member]	Dec. 31, 2013 Property, Plant and Equipment, Useful Lives [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	For purposes of computing depreciation, the useful lives of property and equipment are:
Leasehold improvements	5 years
Machinery and Equipment	5-25 years
For purposes of computing depreciation, the useful lives of property and equipment are:
Leasehold improvements	5 years
Machinery and Equipment	3-25 years

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	The following table sets forth the anti-dilutive securities excluded from diluted loss per share for the three months ended March 31, 2014 and 2013:

	March 31, 2014 (unaudited)	March 31, 2013 (unaudited)
Anti-dilutive securities excluded from diluted loss per share:
Stock options	10,188,506	6,834,406
Warrants	22,135,954	16,739,136
Convertible Series AA preferred stock	-	2,342,750
Total	32,324,460	25,916,292